Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS INCOME TRUST
Prospectus Date	rr_ProspectusDate	Nov. 29, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED FEBRUARY 12, 2020 TO THE SUMMARY

PROSPECTUS AND STATUTORY PROSPECTUS, EACH

DATED NOVEMBER 29, 2019, OF WESTERN ASSET

INCOME FUND (THE “FUND”)

The Fund’s non-fundamental investment policy to invest at least 35% of the Fund’s assets in foreign securities is eliminated effective March 12, 2020. Accordingly, the following changes are effective March 12, 2020:

1.	The last sentence in the first paragraph of the section titled “Principal Investment Strategies” in the Fund’s Summary and Statutory Prospectus is replaced with the following:

Under normal circumstances, the fund will be invested in at least three countries (one of which may be the United States).

Western Asset Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED FEBRUARY 12, 2020 TO THE SUMMARY

PROSPECTUS AND STATUTORY PROSPECTUS, EACH

DATED NOVEMBER 29, 2019, OF WESTERN ASSET

INCOME FUND (THE “FUND”)

The Fund’s non-fundamental investment policy to invest at least 35% of the Fund’s assets in foreign securities is eliminated effective March 12, 2020. Accordingly, the following changes are effective March 12, 2020:

1.	The last sentence in the first paragraph of the section titled “Principal Investment Strategies” in the Fund’s Summary and Statutory Prospectus is replaced with the following:

Under normal circumstances, the fund will be invested in at least three countries (one of which may be the United States).